Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	677,885,126.65	31,080
Yield Supplement Overcollateralization Amount 11/30/16	27,763,366.33	0
Receivables Balance 11/30/16	705,648,492.98	31,080
Principal Payments	22,937,282.69	530
Defaulted Receivables	2,119,366.73	87
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	26,501,678.74	0
Pool Balance at 12/31/16	654,090,164.82	30,463

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.10%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	11,183,329.32	478
Past Due 61-90 days	3,150,955.28	139
Past Due 91-120 days	714,972.73	35
Past Due 121+ days	0.00	0
Total	15,049,257.33	652

Total 31+ Delinquent as % Ending Pool Balance	2.30%
Total 61+ Delinquent as % Ending Pool Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,176,786.73
Aggregate Net Losses/(Gains) - December 2016	942,580.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.60%
Prior Net Losses Ratio	1.94%
Second Prior Net Losses Ratio	1.39%
Third Prior Net Losses Ratio	1.44%
Four Month Average	1.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	29,434,057.42
Actual Overcollateralization	29,434,057.42
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	5.91%
Weighted Average Remaining Term	57.78

Flow of Funds	$ Amount

Collections	26,500,582.97
Investment Earnings on Cash Accounts	8,071.67
Servicing Fee	(588,040.41)
Transfer to Collection Account	0.00
Available Funds	25,920,614.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	829,805.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,724,188.55
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,366,620.35

Total Distributions of Available Funds	25,920,614.23

Servicing Fee	588,040.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 12/15/16	647,380,295.95
Principal Paid	22,724,188.55
Note Balance @ 01/17/17	624,656,107.40

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2
Note Balance @ 12/15/16	292,550,295.95
Principal Paid	22,724,188.55
Note Balance @ 01/17/17	269,826,107.40
Note Factor @ 01/17/17	76.6551441%

Class A-3
Note Balance @ 12/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	262,000,000.00
Note Factor @ 01/17/17	100.0000000%

Class A-4
Note Balance @ 12/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	74,800,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	18,030,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	829,805.33
Total Principal Paid	22,724,188.55
Total Paid	23,553,993.88

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	321,805.33
Principal Paid	22,724,188.55
Total Paid to A-2 Holders	23,045,993.88

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9662044
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4594722
Total Distribution Amount	27.4256766

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.9142197
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	64.5573538
Total A-2 Distribution Amount	65.4715735

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/16	2,196,494.13
Investment Earnings	699.17
Investment Earnings Paid	(699.17)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13